Post Balance Sheet Events	12 Months Ended
Dec. 31, 2022
Disclosure of Events After Reporting Period Text Block [Abstract]
POST BALANCE SHEET EVENTS

27. POST BALANCE SHEET EVENTS

On March 20, 2023, the Company announced the grant of 857,500 share options to directors and members of senior management.

In August 2022, the Group issued a short-term credit facility to Okyo Pharma, a related party, for $2,000k in order to support short term liquidity. As at December 31, 2022 $1,056k had been drawn down against the loan and the remaining amount was drawn down by January 17, 2023. The company further extended its loan facility by $500k on February 13, 2023, as of March 2023 the $500k was fully repaid to the company.